EQUITY METHOD INVESTMENTS AND VARIABLE INTEREST ENTITIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Summarized Financial Information, Revenue	$ 48.6
Equity Method Investment, Summarized Financial Information, Cost of Services	22.2
Equity Method Investment, Summarized Financial Information, Depreciation and Amortization Expense	12.9
Equity Method Investment, Summarized Financial Information, Selling, general and administrative expense	6.1
Equity Method Investment, Summarized Financial Information, Gain (Loss) on disposal of property, plant and equipment	(0.1)
Equity Method Investment, Summarized Financial Information, Income (Loss) from Continuing Operations	7.5
Equity Method Investment, Summarized Financial Information, Interest Expense	(4.2)
Equity Method Investment, Summarized Financial Information, Income Tax Expense (benefit)	1.6
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	$ 1.7
Rowan Companies plc (Parent) [Member] | Saudi Arabia Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Equity Method Investment Summarized Financial Information, Equity	$ 0.9
Saudi Aramco [Member] | Saudi Arabia Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%